SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES (Details) (Parenthetical)	Jan. 01, 2021	Dec. 31, 2021	Dec. 14, 2021
Powder Springs And Tara Facility [Member]
Base rent equivalent percentage of adjusted EBITDAR	80.00%
Minimum [Member]
Operating lease, escalation percentage, initial term, percentage		1.00%	1.00%